Price Risk Management Assets And Liabilities (Fair Value Of Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Asset Derivatives	$ 770	$ 320
Liability Derivatives	771	389
Designated as Hedging Instrument [Member]
Asset Derivatives	43	3
Liability Derivatives	0	(18)
Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	43	3
Liability Derivatives	0	(18)
Not Designated as Hedging Instrument [Member]
Asset Derivatives	727	317
Liability Derivatives	(771)	(371)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	617	227
Liability Derivatives	(577)	(209)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	107	43
Liability Derivatives	(23)	(48)
Not Designated as Hedging Instrument [Member] | Interest Rate Derivatives [Member]
Asset Derivatives	3	47
Liability Derivatives	(155)	(95)
Not Designated as Hedging Instrument [Member] | Embedded Derivatives [Member]
Asset Derivatives	0	0
Liability Derivatives	(16)	(19)
Netting [Member]
Asset Derivatives	697	306
Liability Derivatives	597	356
Bi-lateral contracts [Member] | Netting [Member]
Asset Derivatives	23	42
Liability Derivatives	23	38
Broker cleared derivative contracts [Member] | Netting [Member]
Asset Derivatives	674	264
Liability Derivatives	$ 574	$ 318